Trade payables and others (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Disclosure of trade payables and others
This line item is analyzed as follows:

	December 31,
(in thousands of euro)	2021	2022	2023
Suppliers (excluding payables related to capital expenditures)	14,729	13,656	8,561
Tax and employee-related payables	7,463	5,978	7,021
Other payables (1)	6,380	1,260	1,436
Trade payables and others excluding payables related to capital expenditures	28,573	20,894	17,018
Payables related to capital expenditures	—	17	—
Payables and others	28,573	20,911	17,018
(1) As of December 31, 2022 and 2023, this amount mainly includes the liability relating to the payment of the guarantee fees on the two State Guaranteed Loans obtained from Société Générale and BNP Paribas in 2021 (see note 9). As a reminder, this amount included, as of December 31, 2021, the liability of $6,200 thousand (€5,474 thousand as of December 31, 2021) to be paid to AstraZeneca on April 30, 2022 under the Lumoxiti termination and transition agreement effective June 30, 2021 (see note 17).